OTHER DEFERRED CHARGES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
OTHER DEFERRED CHARGES.
Schedule of Other Deferred Charges

Other deferred charges are as follows (thousands):

	March 31,	December 31,
	2016	2015
Preliminary surveys and investigations	$108,567	$107,146
Advances to operating agents of jointly owned facilities	16,871	11,537
Other	3,681	3,852
Total other deferred charges	$129,119	$122,535

Other deferred charges are as follows (thousands):

	2015	2014
Preliminary surveys and investigations	$107,146	$131,693
Advances to operating agents of jointly owned facilities	11,537	20,567
Other	3,852	3,940
Total other deferred charges	$122,535	$156,200